SCHEDULE OF INVESTMENTS

Ivy California Municipal High Income Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

California - 88.4%
CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006,
0.000%, 6-1-55(A)	$1,000	$58
CA Edu Fac Auth, Rev Bonds (Art Ctr College of Design), Ser 2018A,
5.000%, 12-1-48	250	300
CA Edu Fac Auth, Rev Bonds (Loma Linda Univ), Ser 2017A,
5.000%, 4-1-47	300	349
CA Hlth Fac Fin Auth, Rev Bonds (Children’s Hosp of Orange Cnty), Ser 2019A,
4.000%, 11-1-20	100	103
CA Hlth Fac Fin Auth, Rev Bonds (City of Hope), Ser 2019,
5.000%, 11-15-24	100	119
CA Hlth Fac Fin Auth, Rev Bonds (Providence St. Joseph Hlth), Ser 2019C,
5.000%, 10-1-39	500	603
CA Infra and Econ Dev Bank, Natl Charter Sch Revolving Loan Fund Rev Bonds, Ser 2019B:
5.000%, 11-1-25	100	119
5.000%, 11-1-49	100	121

CA Muni Fin Auth, Charter Sch Lease Rev Bonds (Bella Mente Montessori Academy Proj), Ser 2018A,
5.000%, 6-1-48	325	373
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2018A,
5.000%, 7-1-49	300	337
CA Muni Fin Auth, Insd Rev Bonds (Channing House Proj), Ser 2017B (Insured by the CA Office of Statewide Hlth Planning and Dev),
5.000%, 5-15-24	100	117
CA Muni Fin Auth, Insd Rev Bonds (Town and Country Manor), Ser 2019:
4.000%, 7-1-20	110	112
4.000%, 7-1-21	200	208
CA Muni Fin Auth, Rev Bonds (CA Baptist Univ), Ser 2016A,
5.000%, 11-1-46	500	566
CA Muni Fin Auth, Rev Bonds (CA Lutheran Univ), Ser 2018,
5.000%, 10-1-27	250	308
CA Muni Fin Auth, Rev Bonds (Ret Hsng Fndtn Oblig Group), Ser 2017A,
5.000%, 11-15-32	425	558
CA Muni Fin Auth, Rev Rfdg Bonds (Eisenhower Med Ctr), Ser 2017B:
5.000%, 7-1-37	250	293
5.000%, 7-1-42	250	289

CA Muni Fin Auth, Rev Rfdg Bonds (HumanGood Oblig Group), Ser 2019A,
4.000%, 10-1-28	290	331
CA Muni Fin Auth, Solid Waste Rfdg Rev Bonds (Republic Svc, Inc. Proj), Ser 2010,
1.480%, 9-1-21	500	500
CA Muni Fin Auth, Spl Fac Rev Bonds (Utd Airlines, Inc. Los Angeles Intl Arpt Proj), Ser 2019,
4.000%, 7-15-29	250	284
CA Muni Fin Auth, Sr Lien Rev Bonds (LINXS APM Proj), Ser 2018A:
4.000%, 12-31-47	250	267
5.000%, 12-31-47	250	290
CA Muni Fin Auth, Student Hsng Rev Bonds (CHF-Davis I LLC - West Vlg Student Hsng Proj), Ser 2018 (Insured by BAMAC),
4.000%, 5-15-48	300	328
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2015A-1,
3.375%, 7-1-25	300	326
CA Pollutn Ctl Fin Auth, Solid Waste Rfdg Rev Bonds (Republic Svc, Inc. Proj), Ser 2010A,
1.700%, 9-1-38(B)	250	250

CA Pollutn Ctl Fin Auth, Water Furnishing Rev Bonds (Poseidon Res (Channelside) L.P. Desalination Proj), Ser 2012,
5.000%, 11-21-45	250	269
CA Pollutn Ctl Fin Auth, Water Furnishing Rev Rfdg Bonds (San Diego Cnty Water Auth Desalination Proj Pipeline), Ser 2019,
5.000%, 11-21-45	250	296
CA Sch Fin Auth, Charter Sch Rev Bonds (Larchmont Charter Sch Proj), Ser 2018A,
5.000%, 6-1-43	250	271
CA Sch Fin Auth, Charter Sch Rev Bonds (Rocketship Pub Sch - Oblig Group), Ser 2017G:
5.000%, 6-1-30	310	342
5.000%, 6-1-37	330	359
CA Sch Fin Auth, Charter Sch Rev Bonds (Summit Pub Sch - Oblig Group), Ser 2017,
5.000%, 6-1-37	500	582
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch - Oblig Group), Ser 2016,
5.000%, 8-1-41	250	278
CA Sch Fin Auth, Sch Fac Rev Bonds (Granada Hills Charter High Sch Oblig Group), Ser 2017A,
5.000%, 7-1-48	350	379

CA Sch Fin Auth, Sch Fac Rev Bonds (Green Dot Pub Sch CA Proj), Ser 2018A,
5.000%, 8-1-48	250	291
CA Sch Fin Auth, Sch Fac Rev Bonds (Kipp LA Proj), Ser 2017A,
5.000%, 7-1-47	300	345
CA Sch Fin Auth, Sch Fac Rev Rfdg Bonds (HTH Learning Proj), Ser 2017A,
5.000%, 7-1-49	300	343
CA Statewide Cmnty Dev Auth, Rev Bonds (American Baptist Homes of the West), Ser 2015,
5.000%, 10-1-22	270	296
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A,
5.250%, 12-1-56	250	281
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase IV-ACHF - Irvine LLC), Ser 2017,
5.000%, 5-15-47	185	215
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apts, Phase IV-A CHF - Irvine LLC), Ser 2017,
5.000%, 5-15-42	300	350
CA Statewide Comnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2014A,
5.250%, 12-1-44	250	276
CA Various Purp GO Bonds,
5.000%, 9-1-46	500	593

Chino Pub Fin Auth, Local Agy Rfdg Bonds, Ser 2016A,
3.500%, 9-1-43	250	258
Chino, CA, Cmnty Fac Dist, Spl Tax Rev Bonds, Ser 2016-2,
5.000%, 9-1-47	150	169
City of San Ramon, Cert of Part (Cap Impvt Fin Prog), Ser 2019,
4.000%, 6-1-39	300	336
Cmnty Fac Dist No. 36 of Jurupa Cmnty Svc Dist., Spl Tax Bonds, Ser 2017A:
4.125%, 9-1-42	200	215
4.250%, 9-1-47	300	324
Corona-Norco Unif Sch Dist (Riverside Cnty, CA), Election of 2014 GO Bonds, Ser C,
4.000%, 8-1-49	500	558
Corona-Norco Unif Sch Dist (Riverside, CA), Election of 2006 GO Bonds, Ser 2011E,
0.000%, 8-1-24(A)	80	87
Eureka Successor Agy, Tax Alloc Rfdg Bonds, Ser 2017B,
5.000%, 11-1-21	155	166
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM),
3.950%, 1-15-53	300	323
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1,
5.000%, 6-1-29	600	714

Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2018A,
5.000%, 6-1-22	175	191
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-2 Sr Convertible Bonds,
5.300%, 6-1-37	150	157
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-1,
5.000%, 6-1-47	500	517
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-2,
5.000%, 6-1-47	250	259
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1 Spl Tax Bonds, Ser 2017B (Insured by BAMAC),
5.000%, 9-1-47	150	175
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1 Spl Tax Bonds, Ser 2019A,
4.000%, 9-1-54	250	278
Lammersville, CA, Joint Unif Sch Dist, Spl Tax Bonds (Lammersville Sch Dist Cmnty Fac Dist No. 2002, Mountain House), Ser 2017,
5.000%, 9-1-33	500	594
Lincoln Unif Sch Dist Fin Corp, Cert of Part, Ser 2019,
4.000%, 9-1-25	315	362
Long Beach Bond Fin Auth, Natural Gas Purchase Rev Bonds, Ser 2007A,
5.500%, 11-15-37	165	233

Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2016B,
5.000%, 5-15-46	300	348
M-S-R Energy Auth, Gas Rev Bonds, Ser 2009C,
7.000%, 11-1-34	300	460
Murrieta, CA, Cmnty Fac Dist No. 2005-5, Spl Tax Bonds (Golden City), Ser 2017A,
5.000%, 9-1-46	300	348
Oakland-Alameda Cnty Coliseum Auth, Lease Rev Bonds (Oakland Coliseum Proj), Ser 2012A,
5.000%, 2-1-24	250	270
Ontario, CA, Cmnty Fac Dist No. 28, Spl Tax Bonds (New Haven Fac - Area A), Ser 2017:
5.000%, 9-1-42	130	147
5.000%, 9-1-47	230	259
Ontario, CA, Cmnty Fac Dist No. 31, Spl Tax Bonds (Carriage House/Amberly Lane), Ser 2017,
5.000%, 9-1-47	135	157
Oro Grande Elem Sch Dist, Cert of Part, Ser 2013,
5.000%, 9-15-27	40	43
Palamar Hlth, Rfdg Rev Bonds, Ser 2016:
4.000%, 11-1-39	175	185
5.000%, 11-1-39	500	569
Palomar Hlth, Cert of Part, Ser 2017,
5.000%, 11-1-21	250	265
Poway Unif Sch Dist, Spl Tax Bonds (Cmnty Fac Dist No. 15 Del Sur East Impvt Area C), Ser 2016,
5.000%, 9-1-46	250	286

Regents of the Univ of CA, Ltd. Proj Rev Bonds, Ser M,
5.000%, 5-15-32	300	374
Richmond Joint Powers Fin Auth, Lease Rev Rfdg Bonds (Civic Ctr Proj), Ser 2019A (Insured by AGM),
5.000%, 11-1-25	400	484
Roseville City Sch Dist (Placer Cnty, CA), Election of 2002 GO Bonds, Ser A,
0.000%, 8-1-22(A)	100	97
Roseville, CA, Spl Tax Rev Bonds (Fiddyment Ranch Cmnty Fac Dist No. 1), Ser 2017A,
5.000%, 9-1-35	250	296
Sacramento Cnty Watr Fin Auth, Rev Bnds (Sacramento Cnty Watr Agy Zone 40 and 41 2007 Watr Sys Proj), Ser 2007B (3-Month U.S. LIBOR*0.67 plus 55 bps),
1.828%, 6-1-34(C)	400	385
Sacramento Cnty, Arpt Sys Sub Rev Rfdg Bonds, Ser 2018E,
5.000%, 7-1-35	250	311
Sacramento, CA, Spl Tax Bonds (Natomas Cent Comnty Fac), Ser 2016,
5.000%, 9-1-41	250	288
San Bernardino, CA, Cmnty Fac Dist No. 2006-1 (Lytle Creek North), Impvt Area No. 4 Spl Tax Bonds, Ser 2016,
4.000%, 9-1-42	250	264
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011,
7.500%, 12-1-41	100	110

San Diego Assoc of Govts, South Bay Expressway Toll Rev First Sr Lien Bonds, Ser 2017A,
5.000%, 7-1-27	100	126
San Diego Cnty Rgnl Arpt Auth, Sub Arpt Rev Bonds, Ser 2017A,
5.000%, 7-1-42	200	244
San Francisco City and Cnty Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2019A,
4.000%, 5-1-49	250	276
San Francisco City and Cnty Pub Util Comsn, Water Rev Bonds, Ser 2016AB,
4.000%, 11-1-39	250	281
San Jose, CA, Arpt Rev Rfdg Bonds, Ser 2017A,
5.000%, 3-1-47	200	234
San Juan Unif Sch Dist (Sacramento Cnty, CA), Elec of 1998 GO Bonds, Ser 2003B,
0.000%, 8-1-21(A)	200	196
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
6.000%, 9-1-42	250	275
Santa Clara Cnty, CA, Union Elem Sch Dist, Election of 1999 GO Bonds, Ser A,
0.000%, 9-1-22(A)	100	97
Southn CA Pub Power Auth, Gas Proj Rev Bonds (Proj No. 1), Ser 2007A,
5.000%, 11-1-33	295	385
Southn CA Pub Power Auth, Milford Wind Corridor Phase I Proj, Rfdg Rev Bonds, Ser 2019-1:
4.000%, 7-1-20	100	102

3.000%, 7-1-21	100	103
2.000%, 7-1-22	100	102
State Pub Works Board of CA, Lease Rev Rfdg Bonds (Dept of Edu), Ser 2017H,
5.000%, 4-1-26	300	369
Stockton Pub Fin Auth, Wastewater Bond Anticipation Notes, Ser 2019,
1.400%, 6-1-22	400	400
Successor Agy to the Lemon Grove Cmnty Dev Agy, Lemon Grove Redev Proj Area, Tax Alloc Rfdg Bonds, Ser 2019A (Insured by BAMAC),
4.000%, 8-1-21	370	386
Successor Agy to the Redev Agy of the City of Tulare, Tax Alloc Rfdg Bonds, Ser 2017A (Insured by BAMAC),
4.000%, 8-1-40	250	275
Tob Securitization Auth of Northn CA, Tob Stlmt Asset-Bkd Bonds (Sacramento Cnty Tob Securitization Corp.), Ser 2005A-1,
5.500%, 6-1-45	100	100
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006D,
0.000%, 6-1-46(A)	300	41
WA Township Hlth Care Dist Rev Bonds, Ser 2017A:
3.500%, 7-1-30	45	48
3.750%, 7-1-31	255	276

Westn Riverside Water and Wastewater Fin Auth, Local Agy Rev Rfdg Bonds, Ser 2016A,
5.000%, 9-1-29	250	300
William S. Hart Union High Sch Dist, Cmnty Fac Dist No. 2015-1 Spl Tax Bonds, Ser 2017,
5.000%, 9-1-47	300	343

		30,096

Guam - 0.8%
Guam Port Rev Bonds, Ser 2018B,
5.000%, 7-1-22	250	270

Puerto Rico - 0.9%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2007A-4,
5.250%, 7-1-30	135	137
PR Hwy and Trans Auth, Hwy Rev Rfdg Bonds, Ser CC:
5.250%, 7-1-32	120	136
5.250%, 7-1-33	50	56

		329

TOTAL MUNICIPAL BONDS – 90.1%		$30,695
(Cost: $29,135)

SHORT-TERM SECURITIES

Master Note - 3.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.860%, 1-6-20(D)	1,145	1,145

Municipal Obligations - 5.4%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps),
1.590%, 1-7-20(D)	300	300

The Regents of the Univ of CA, Gen Rev Bonds, Ser AL (BVAL plus 9 bps),
1.420%, 1-1-20(D)	1,300	1,300
University of California (1-Month U.S. LIBOR plus 8 bps),
1.660%, 1-7-20(D)	250	250

		1,850

	Shares

Money Market Funds (E) - 0.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class,
1.550%	19	19

TOTAL SHORT-TERM SECURITIES – 8.9%		$3,014
(Cost: $3,014)

TOTAL INVESTMENT SECURITIES – 99.0%		$33,709
(Cost: $32,149)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		339

NET ASSETS - 100.0%		$34,048

Notes to Schedule of Investments

(A)	Zero coupon bond.
(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019 the total value of these securities amounted to $250 or 0.7% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(D)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Rate shown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$30,695	$—
Short-Term Securities	319	2,695	—

Total	$319	$33,390	$—

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

BAMAC = Build America Mutual Assurance Co.

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$32,149

Gross unrealized appreciation	1,567

Gross unrealized depreciation	(7)

Net unrealized appreciation	$1,560